Expense Example - FidelitySAIAlternativeRiskPremiaFundsCombo-PRO - FidelitySAIAlternativeRiskPremiaFundsCombo-PRO - Fidelity SAI Alternative Risk Premia Commodity Strategy Fund - Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Dec. 06, 2023 USD ($)
Expense Example:
1 year	$ 51
3 years	$ 184